Intangible Assets, Net (Details) - Schedule of intangible assets - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of intangible Assets [Abstract]
AGM domain names	$ 14,800	$ 14,800
Total intangible assets	14,800	14,800
Less: accumulated amortization	(4,687)	(3,207)
Total intangible assets, net from continuing operations	10,113	11,593
Total intangible assets, net from discontinued operations